Other Related Party Transactions (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Jan. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Percentage of annual management fee payable in cash	0.375%
Accounts payable				$ 35,632
Revenues	$ 250,000
Everest Display, Inc [Member]
Accounts payable				4,325,000	$ 3,618,000
Payments to acquire products		$ 3,296,797	$ 3,210,252	5,300,000	2,800,000
Proceeds from sale		18,546	$ 30,527	66,000	$ 160,000
Accounts payable		5,064,625		4,325,000
Management Agreement [Member]
Accounts payable		$ 365,120		$ 35,632
IPO [Member]
Percentage of annual management fee payable in cash				1.125%
Annual fee for future				$ 750,000
IPO [Member] | December 31, 2018 [Member]
Percentage of annual management fee payable in cash		1.125%
Annual fee for future		$ 750,000